Regulatory Assets and Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Regulatory Assets and Liabilities [Abstract]
REGULATORY ASSETS AND LIABILITIES

4.    REGULATORY ASSETS AND LIABILITIES

Recognition of regulatory assets and liabilities and the amortization periods over which they are expected to be recovered or refunded through rate regulation reflect the decisions of the PUCT.  Components of the regulatory assets and liabilities are provided in the table below.  Amounts not earning a return through rate regulation are noted.

	Remaining Rate Recovery/Amortization Period at	Carrying Amount At
	June 30, 2015	June 30, 2015	December 31, 2014

Regulatory assets:
Generation-related regulatory assets securitized by transition bonds (a)(e)	1 year	$81	$148
Employee retirement costs	5 years	47	55
Employee retirement costs to be reviewed (b)(c)	To be determined	267	246
Employee retirement liability (a)(c)(d)	To be determined	828	865
Self-insurance reserve (primarily storm recovery costs) ― net	5 years	111	127
Self-insurance reserve to be reviewed ― net (b)(c)	To be determined	316	242
Securities reacquisition costs (pre-industry restructure)	2 years	19	23
Securities reacquisition costs (post-industry restructure) ― net	Terms of related debt	8	7
Recoverable amounts in lieu of deferred income taxes ― net	Life of related asset or liability	12	14
Deferred conventional meter and metering facilities depreciation	Largely 5 years	112	123
Deferred AMS costs	To be determined	140	113
Energy efficiency performance bonus (a)	1 year	11	22
Under-recovered wholesale transmission service expense ― net (a)	1 year	34	26
Other regulatory assets	Various	9	12
Total regulatory assets		1,995	2,023
Regulatory liabilities:
Estimated net removal costs	Life of utility plant	608	531
Investment tax credit and protected excess deferred taxes	Various	15	18
Over-collection of transition bond revenues (a)(e)	1 year	31	32
Energy efficiency programs (a)	Not applicable	20	13
Total regulatory liabilities		674	594
Net regulatory asset		$1,321	$1,429

____________

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Costs incurred since the period covered under the last rate review.
(c)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(d)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.
(e)

Bondco net regulatory assets of $47 million at June 30, 2015 consisted of $78 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $31 million.  Bondco net regulatory assets of $108 million at December 31, 2014 consisted of $140 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $32 million.

5.    REGULATORY ASSETS AND LIABILITIES

Recognition of regulatory assets and liabilities and the amortization periods over which they are expected to be recovered or refunded through rate regulation reflect the decisions of the PUCT.  Components of our regulatory assets and liabilities are provided in the table below.  Amounts not earning a return through rate regulation are noted.

	Remaining Rate Recovery/Amortization Period at	Carrying Amount At
	December 31, 2014	December 31, 2014	December 31, 2013

Regulatory assets:
Generation-related regulatory assets securitized by transition bonds (a)(e)	1 year	$148	$281
Employee retirement costs	5 years	55	71
Employee retirement costs to be reviewed (b)(c)	To be determined	246	224
Employee retirement liability (a)(c)(d)	To be determined	865	491
Self-insurance reserve (primarily storm recovery costs) ― net	5 years	127	158
Self-insurance reserve to be reviewed ― net (b)(c)	To be determined	242	196
Securities reacquisition costs (pre-industry restructure)	2 years	23	32
Securities reacquisition costs (post-industry restructure) ― net	Lives of related debt	7	5
Recoverable amounts in lieu of deferred income taxes ― net	Life of related asset or liability	14	42
Deferred conventional meter and metering facilities depreciation	Largely 6 years	123	146
Deferred AMS costs	To be determined	113	62
Energy efficiency performance bonus (a)	1 year	22	12
Under-recovered wholesale transmission service expense ― net (a)	1 year	26	37
Other regulatory assets	Various	12	14
Total regulatory assets		2,023	1,771

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	531	385
Investment tax credit and protected excess deferred taxes	Various	18	23
Over-collection of transition bond revenues (a)(e)	1 year	32	35
Energy efficiency programs (a)	Not applicable	13	4
Total regulatory liabilities		594	447
Net regulatory asset		$1,429	$1,324

____________

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Costs incurred since the period covered under the last rate review.
(c)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(d)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.
(e)

Bondco net regulatory assets of $108 million at December 31, 2014 consisted of $140 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $32 million.  Bondco net regulatory assets of $226 million at December 31, 2013 consisted of $261 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $35 million.

In August 2011, the PUCT issued a final order in our rate review filed in January 2011.  The rate review included a determination of the recoverability of regulatory assets at June 30, 2010, including the recoverability period of those assets deemed allowable by the PUCT.

In accordance with the PUCT’s August 2009 order in our rate review, the remaining net book value and the approved amount of removal cost of existing conventional meters that were replaced by advanced meters are being charged to depreciation and amortization expense over an 11-year cost recovery period.

In September 2008, the PUCT approved a settlement for us to recover our estimated future investment for advanced metering deployment.  We began billing the AMS surcharge in the January 2009 billing month cycle.  The surcharge is expected to total $1.023 billion over the 11-year recovery period and includes a cost recovery factor of $2.19 per month per residential retail customer and $2.39 to $5.15 per month for non-residential retail customers.  We account for the difference between the surcharge billings for advanced metering facilities and the allowable revenues under the surcharge provisions, which are based on expenditures and an allowed return, as a regulatory asset or liability.  Such differences arise principally as a result of timing of expenditures.  As indicated in the table above, the regulatory asset at December 31, 2014 and 2013 totaled $113 million and $62 million, respectively.

As a result of purchase accounting, in 2007 the carrying value of certain generation-related regulatory assets securitized by transition bonds, which have been reviewed and approved by the PUCT for recovery but without earning a rate of return, was reduced by $213 million.  This amount is being accreted to other income over the recovery period that was remaining at October 10, 2007 (approximately nine years).

See Note 12 for information regarding nuclear decommissioning cost recovery.